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                        SUPPLEMENT DATED AUGUST 25, 2003
                                       TO
                   MONY AMERICA VARIABLE ACCOUNT L PROSPECTUS
                                DATED MAY 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                     MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Page 10 - In "The Portfolios" section, replace the first second and third sentences of the second paragraph with the following:

        The Funds (except for the Janus Aspen Series Capital Appreciation portfolio) are diversified, open-end management investment companies. The Janus Aspen Series Capital Appreciation portfolio is a non-diversified, open-end management investment company.




                                                         14352 SL (Sup 8/25/03)
                                                         14470 SL (Sup 8/25/03)
                                                      14630 SL CD (Sup 8/25/03)